Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Retained Earnings [Member]
Cash dividends declared, per share (in dollars per share)		$ 0.26
Common stock allocated by ESOP (in shares)	14,428	14,428
Release of vested RRP shares (in shares)		4,664
Cash dividends declared, per share (in dollars per share)	$ 0.34